Unaudited Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Jun. 30, 2023
Current Assets
Cash	$ 5,134,863	$ 1,293,709
Accounts receivable, net	266,007	264,801
Advance to suppliers	3,128,344	2,972,534
Prepayments and other current assets	569,725	73,380
Total current assets	9,098,939	4,604,424
Non-current assets
Property and equipment, net	14,767	3,728
Deferred registration costs	246,425	245,956
Total non-current assets	261,192	249,684
Total Assets	9,360,131	4,854,108
Current Liabilities
Short-term loans	423,567	138,393
Accounts payable	1,669,133	573,619
Advance from customers	2,877	1,784,580
Tax payables	833,325	736,247
Accruals and other current payables	145,655	145,049
Total current liabilities	3,487,881	3,783,026
Total Liabilities	3,487,881	3,783,026
Commitments and contingencies (Note 11)
Shareholders’ Equity:
Ordinary Shares ($0.0001 par value, 500,000,000 authorized, 25,000,000 and 24,000,000 shares issued and outstanding as of December 31, 2023 and June 30, 2023, respectively)	2,500	2,400
Additional paid-in-capital	6,041,578	1,041,855
Statutory reserves	300,171	300,171
Accumulated other comprehensive (loss)	(40,835)	(59,013)
Accumulated deficit	(431,164)	(214,331)
Total shareholders’ equity	5,872,250	1,071,082
Total liabilities and shareholders’ equity	9,360,131	4,854,108
Related Party
Current Liabilities
Amounts due to related parties, current	$ 413,324	$ 405,138